Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 8. Subsequent Events

Business Combination

On February 19, 2019, New GTY consummated the business combination, pursuant to which New GTY acquired each of Bonfire, CityBase, eCivis, Open Counter, Questica, and Sherpa. In connection with the closing of the business combination (the “Closing”), pursuant to the GTY Agreement between New GTY, GTY, and GTY Merger Sub, GTY Merger Sub merged with and into GTY, with GTY surviving the merger as a direct, wholly-owned subsidiary of New GTY, and in connection therewith New GTY changed its name from GTY Govtech, Inc. to GTY Technology Holdings Inc.

Upon the Closing, all outstanding Class A ordinary shares were exchanged on a one-for-one basis for shares of New GTY common stock, and GTY’s outstanding warrants were assumed by New GTY and became exercisable for shares of New GTY common stock on the same terms as were contained in such warrants prior to the business combination. By operation of Rule 12g-3(a) under the Exchange Act, New GTY is the successor issuer to GTY and has succeeded to the attributes of GTY as the registrant, including GTY’s SEC file number 001-37931 and CIK Code 0001682325.

In connection with the business combination, 11,073,040 Class A ordinary shares were redeemed at a per share price of approximately $10.29. Upon the Closing, New GTY had 48,511,028 shares of common stock outstanding.

Upon the Closing, New GTY became a holding company whose assets primarily consist of shares of its wholly owned subsidiaries.

Subscription Agreement

Immediately prior to the Closing, pursuant to subscription agreements (the “Subscription Agreements”), dated as of various dates from January 9, 2019 through February 12, 2019, by and among GTY and certain institutional and accredited investors party thereto (the “Subscribed Investors”), GTY issued to the Subscribed Investors an aggregate of 12,853,633 Class A ordinary shares of GTY for $10.00 per share, for an aggregate cash purchase price of approximately $126.3 million, including three such Subscription Agreements with certain CityBase holders (including Michael Duffy, the chief executive officer of CityBase) for an aggregate of 380,937 Class A ordinary shares of GTY at a price of $10.00 per share, for an aggregate cash purchase price of approximately $3.8 million. The Class A ordinary shares of GTY issued to the Subscribed Investors were cancelled and exchanged on a one-for-one basis for shares of Company common stock at the Closing.

In connection with the Subscription Agreements, immediately prior to the Closing, the Sponsor surrendered to GTY for cancellation at no cost to GTY 231,179 founder shares and sold 500,000 private placement warrants held by it to an accredited investor in a private placement for an aggregate of $250,000 or $0.50 per warrant (which was $1.00 per warrant less than the price originally paid for such warrants).

Amended Underwriting Agreement

In January 2019, the Company amended the Underwriting Agreement, pursuant to which the deferred underwriting fees of $19.32 million were reduced to $3.25 million payable in cash. The Company paid off this amount upon consummation of the business combination in February 2019.

Amended Charter

In connection with the GTY Merger, GTY merged with a wholly owned subsidiary of New GTY formed in Delaware, with GTY surviving the merger as a wholly owned subsidiary of New GTY. In connection with the Closing, New GTY amended its articles of organization (as so amended, the “Amended Charter”) on February 15, 2019 and adopted bylaws on February 19, 2019.  Pursuant to the Amended Charter, the Company has authorized the issuance of 425,000,000 shares of capital stock, consisting of (x) 400,000,000 shares of common stock, $0.0001 par value per share, and (y) 25,000,000 shares of preferred stock, par value $0.0001 per share. Immediately following the Closing, there were 48,511,028 shares of the Company’s common stock issued and outstanding.

Agreements and Arrangements with Certain Institutional Investors

On February 13, 2019, GTY, the Sponsor, William D. Green, Joseph M. Tucci and Harry L. You (Messrs. Green, Tucci and You, collectively, the “Founders”) entered into agreements and arrangements with certain institutional investors pursuant to which a total of 1,500,000 Class A Ordinary Shares were not redeemed in connection with the business combination. An aggregate of 500,000 of such shares are subject to a lock-up pursuant to which such shares may not be transferred until the 91st day following Closing without the consent of GTY and the Founders, and the holder of such shares is entitled to put such shares to the Sponsor and the Founders following the lock-up period for a purchase price equal to the price at which GTY redeemed Class A Ordinary Shares in connection with the business combination, $10.29 (the “redemption price”), payment of which purchase price is guaranteed by GTY, and to receive from GTY a cash payment, if and to the extent necessary, but not to exceed $250,000, in order to provide such shareholder with at least a 5% return on such shares above the redemption price. With respect to 1,000,000 of such shares, GTY engaged a broker-dealer to facilitate the purchase of such shares by an institutional investor prior to the Closing for $9.90 per share and agreed to pay such broker-dealer an amount in cash equal to the difference between the redemption price and $9.90. In addition, the Sponsor and the Founders entered into agreements prior to the Closing pursuant to which they are obligated to reimburse the holders of 1,942,953 Class A Ordinary Shares that were not redeemed in connection with the business combination for losses that may be incurred upon the sale of such shares within a specified period following the Closing, up to an agreed-upon limit, and GTY has agreed to guarantee such reimbursement obligations.

Related Party Loans

Subsequent to December 31, 2018, the Sponsor lent the Company an additional of $400,000, for a total of $1 million under the Convertible Note.